Short-term borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term borrowings

10. Short-term borrowings

The following table summarizes the Group’s outstanding short-term borrowings as of December 31, 2023 and 2024, respectively:

	December 31, 2023	December 31, 2024
	RMB	RMB
Bank borrowings	20,000	30,000

(1)	Bank borrowings

	Principal		Interest rate	December 31,
	Maturity date	Amount	Per annum	2023	2024
Bank of Beijing (i)	February 13, 2024	3,000	3.65%	3,000	-
Bank of Beijing (i)	April 13, 2024	4,000	3.65%	4,000	-
Bank of Beijing (i)	June 13, 2024	3,000	3.65%	3,000	-
Bank of Beijing (ii)	June 28, 2024	10,000	3.55%	10,000	-
Industrial Bank (iii)	May 30, 2025	5,000	3.10%	-	5,000
Bank of Beijing (iv)	June 6, 2025	10,000	3.35%	-	10,000
Bank of Beijing (iv)	December 26, 2025	10,000	2.80%	-	10,000
China Minsheng Bank (v)	December 11, 2025	5,000	2.80%	-	5,000
Total short-term borrowings				20,000	30,000

(i)	On June 23, 2022, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that expired on June 22, 2024 to support its operations. Under this credit facility, the Group drew down RMB3.0 million, RMB4.0 million and RMB3.0 million on February 13, 2023, April 13, 2023 and June 13, 2023, respectively. The loans of RMB3.0 million, RMB 4.0 million and RMB3.0 million were repaid on February 7, 2024, April 15, 2024 and June 13, 2024, respectively. There are no financial covenants for the credit facility.

10. Short-term borrowings (Continued)

(ii)	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023. The loans of RMB10.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.

(iii)	On May 22, 2024, the Group entered into an RMB10.0 million credit facility with the Industrial Bank Co., Ltd. (“Industrial Bank”) that will expire on May 21, 2025 to support its operations, which was guaranteed by Cheche Insurance. Under this credit facility, the Group drew down RMB5.0 million on May 31, 2024. The Group is in compliance with all of the loan covenants as of December 31, 2024.

(iv)

On June 20, 2024, Baodafang obtained an RMB50.0 million credit facility with the Bank of Beijing to support its operations. The credit facility expires on June 19, 2026 and is guaranteed by Beijing Cheche.

Under this credit facility, on June 20, 2024, Baodafang entered into a supplier financing agreement with the Bank of Beijing whereby Bank of Beijing agrees to pay Beijing Cheche, the designated supplier in the supplier financing agreement an amount of RMB10.0 million on June 27, 2024. In accordance with this supplier financing agreement, Baodafang agrees to pay upfront a subscription fee and interest expenses on this supplier financing borrowing of RMB10.0 million which matures on June 6, 2025.

On June 27, 2024, Beijing Cheche also entered into a separate non-recourse factoring agreement with Bank of Beijing, whereby Beijing Cheche factored its corresponding accounts receivable due from Baodafang to the bank. The Group’s consolidated statements of cash flows has reflected a financing cash inflow related to this affected short-term borrowings balance in “Cash received from short-term borrowings from bank”.

On December 25, 2024, Bank of Beijing revised its credit facility to RMB20.0 million. On December 27, 2024, the Group drew down RMB10.0 million under the revised credit facility. There are no financial covenants for the credit facility.

(v)	On November 6, 2024, the Group entered into an RMB30.0 million credit facility with the China Minsheng Bank that will expire on November 5, 2025 to support its operations, which was jointly guaranteed by Cheche Insurance and Baodafang. Under this credit facility, the Group drew down RMB5.0 million on December 11, 2024. There are no financial covenants for the credit facility.